Certain transactions (Schedule of Fair Value of Acquired Assets and Assumed Liabilities - Praetolia Limited acquisition) (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2024
Business Acquisition [Line Items]
Goodwill		$ 126,313	$ 110,218
Praetolia Limited [Member]
Business Acquisition [Line Items]
Cash and cash equivalents				$ 1,085
Assets acquired	[1]			909
Goodwill				4,722
Total acquired assets				11,605
Total assumed liabilities	[2]			(1,357)
Net assets acquired				10,248
Praetolia Limited [Member] | Talent Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 1,438
Finite-Lived Intangible Asset, Useful Life	[3]			1 year
Praetolia Limited [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 2,553
Finite-Lived Intangible Asset, Useful Life	[3]			4 years
Praetolia Limited [Member] | Other Customer Relationships [Member]
Business Acquisition [Line Items]
Identified intangible assets	[3]			$ 898
Finite-Lived Intangible Asset, Useful Life	[3]			1 year

[1]	Assets acquired include trade receivables and other receivables.
[2]	Total assumed liabilities includes trade payable, deferred income tax liabilities, net and other liabilities assumed.
[3]	Information regarding the identifiable intangible assets acquired is as follows: Fair value of talent relationships was determined by using the With-and-Without Method. Fair value of customer relationships was determined by using the Multi-period Excess Earning Method.